UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 10, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $40,200


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Abgenix Corp                            Com       00339B107   1,420      66,100  Sh        Defined      03,04     66,100    0    0
Anteon International Corp               Com       03674E108   1,750      32,200  Sh        Defined      03,04     32,200    0    0
Chiron Corp                             Com       170040109   3,547      78,819  Sh        Defined      03,04     79,819    0    0
Cinergy Corp                            Com       172474108     828      19,500  Sh        Defined      03,04     19,500    0    0
Comcast Corp New                     Cl A Spl     20030N200   1,281      49,846  Sh        Defined      03,04     49,846    0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,473     199,003  Sh        Defined      03,04    199,003    0    0
Guidant Corp                            Com       401698105   4,474      69,100  Sh        Defined      03,04     69,100    0    0
Inamed Corp                             Com       453235103     859       9,800  Sh        Defined      03,04      9,800    0    0
Ivax Corp                               Com       465823102   5,126     163,600  Sh        Defined      03,04    163,600    0    0
Jefferson Pilot Corp                    Com       475070108   1,628      28,600  Sh        Defined      03,04     28,600    0    0
La Quinta Corp                       Paired CTF   50419U202   1,369     122,900  Sh        Defined      03,04    122,900    0    0
MBNA Corp                               Com       55262L100   4,651     171,300  Sh        Defined      03,04    171,300    0    0
Nextel Partners Inc                    CL A       65333F107   1,288      46,095  Sh        Defined      03,04     46,095    0    0
Placer Dome Inc                         Com       725906101     293      12,800  Sh        Defined      03,04     12,800    0    0
Reebok International Ltd                Com       758110100   4,053      69,600  Sh        Defined      03,04     69,600    0    0
Scientific Atlanta Inc                  Com       808655104     586      13,600  Sh        Defined      03,04     13,600    0    0
Sears Holdings Corp                     Com       812350106     462       4,000  Sh        Defined      03,04      4,000    0    0
Siebel Systems Inc                      Com       826170102     840      79,424  Sh        Defined      03,04     79,424    0    0
Vintage Petroleum Inc                   Com       927460105   4,272      80,100  Sh        Defined      03,04     80,100    0    0